General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	2019	2018	2017
	USD	USD	USD

Human resources expenses	26,700,229	23,448,838	21,350,467
Business promotion, travel and entertainment	3,339,568	3,492,472	3,002,921
Statutory, advisory and rating	3,463,139	3,040,841	1,811,372
Information technology and software	1,871,641	1,838,585	1,542,740
Office operation	1,459,670	1,783,868	1,491,240
Depreciation and amortization (note 13)	1,288,407	869,140	1,022,950
Interest expense arising from lease liabilities (note 2)	108,426	-	-
Bank charges	136,569	153,055	129,750
Board of directors’ expenses	898,296	724,880	551,164
	39,265,945	35,351,679	30,902,604